Right to Use Assets and Lease Liabilities - Operating Leases (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure Text Block [Abstract]
Operating Lease, Weighted Average Remaining Lease Term	7 years 3 months 18 days		7 years 6 months
Operating Lease, Expense	$ 230,973	$ 10,642	$ 351,854	$ 10,642
Operating Lease, Right-of-Use Asset, Amortization Expense	$ 267,463	$ 4,318	$ 162,276	4,318
Lessee, Operating Lease, Discount Rate	12.00%		12.00%
Operating Lease, Liability	$ 4,146,960		$ 4,134,802	321,004
Operating Lease, Right-of-Use Asset	$ 3,619,403		$ 3,886,866	$ 310,361